Note 5 - Loans and Related Allowance for Loan and Lease Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable, Net of Deferred Income, Total	$ 981,691	$ 1,104,085
Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	977,994	1,095,570
Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	2,276	5,121
Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	190	1,795
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	1,231	1,599
Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	3,697	8,515
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	111,470	103,121
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	111,257	102,587
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	81	418
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	132	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	116
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	213	534
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	283,618	309,424
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	282,365	305,613
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	880	1,844
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	1,373
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	373	594
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	1,253	3,811
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	31,189	39,562
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	31,189	39,562
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	0
Residential Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	240,089	233,995
Residential Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	238,483	230,996
Residential Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	1,187	2,364
Residential Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	95
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	419	540
Residential Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	1,606	2,999
Commercial And Industrial [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	148,812	232,044
Commercial And Industrial [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	148,437	231,534
Commercial And Industrial [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	112	260
Commercial And Industrial [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	219
Commercial And Industrial [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	263	31
Commercial And Industrial [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	375	510
Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	104,355	112,543
Home Equity Lines of Credit [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	104,316	112,325
Home Equity Lines of Credit [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	120
Home Equity Lines of Credit [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	39	0
Home Equity Lines of Credit [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	98
Home Equity Lines of Credit [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	39	218
Construction and Other [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	54,148	63,573
Construction and Other [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	54,148	63,529
Construction and Other [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	44
Construction and Other [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	0
Construction and Other [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	0
Construction and Other [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	0	44
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	8,010	9,823
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	7,799	9,424
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	16	71
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	19	108
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	176	220
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	$ 211	$ 399